RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following amounts are included in Due to Affiliates:

		2014		2013
(millions of Canadian $)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Credit Facility[1]	2016	866	3.8%	865	3.8%
Credit Facility[2]		—	—	574	3.0%
		866		1,439

1	TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at Reuters prime rate plus 75 basis points.

2
TCPL's demand revolving credit arrangement with TransCanada is $2.0 billion (or a U.S. dollar equivalent). This facility bears interest at the Royal Bank of Canada prime rate per annum, or the U.S. base rate per annum. This facility may be terminated at any time at TransCanada's option.

The following amounts are included in Due from Affiliates:

		2014		2013
(millions of Canadian $)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Discount Notes[1]	2015	2,597	1.3%	2,721	1.3%
Credit Facility[2]		245	3.0%	—	—%
		2,842		2,721

1	Issued to TransCanada. Interest on the discount notes is equivalent to current commercial paper rates.

2	Issued to TransCanada. This facility is repayable on demand and bears interest at the Royal Bank of Canada prime rate per annum.